Pension commitments, Weighted Average Key Assumptions and Average Life Expectancy (Details) $ in Millions	Oct. 31, 2020 Employee	Oct. 31, 2019 USD ($) Employee
Weighted average key assumptions [Abstract]
Rate of increase in final pensionable salary	2.64%	2.65%
Rate of increase in pension payments	1.50%	1.75%
Discount rate	0.90%	1.20%
Inflation	1.47%	1.69%
Germany [Member]
Weighted average key assumptions [Abstract]
Rate of increase in final pensionable salary	2.50%	2.50%
Rate of increase in pension payments	1.50%	1.75%
Discount rate	0.79%	1.09%
Inflation	1.50%	1.75%
Rest of World [Member]
Weighted average key assumptions [Abstract]
Rate of increase in final pensionable salary	3.09%	3.09%
Rate of increase in pension payments	1.50%	1.50%
Discount rate	1.41%	1.71%
Inflation	1.25%	1.16%
Discount Rate [Member]
Weighted average key assumptions [Abstract]
Defined benefit obligation | $		$ 14.0
Discount Rate [Member] | Germany [Member]
Weighted average key assumptions [Abstract]
Discount rate	10.50%
Discount Rate [Member] | Rest of World [Member]
Weighted average key assumptions [Abstract]
Discount rate	6.50%
Average Life Expectancy [Member]
Retiring at age 65 at the end of the reporting year [Abstract]
Male	20	20
Female	24	23
Retiring 15 years after the end of the reporting year [Abstract]
Male	22	22
Female	25	25
Average Life Expectancy [Member] | Germany [Member]
Retiring at age 65 at the end of the reporting year [Abstract]
Male	20	20
Female	24	23
Retiring 15 years after the end of the reporting year [Abstract]
Male	22	22
Female	26	25
Average Life Expectancy [Member] | Rest of World [Member]
Retiring at age 65 at the end of the reporting year [Abstract]
Male	22	20
Female	25	23
Retiring 15 years after the end of the reporting year [Abstract]
Male	23	23
Female	26	26